Share Capital (Details)				12 Months Ended
	Oct. 10, 2025 USD ($)	Aug. 31, 2025 USD ($) $ / shares shares	Feb. 05, 2024 USD ($) $ / shares shares	Dec. 31, 2025 shares	Dec. 31, 2024 HKD ($)	Sep. 25, 2025 $ / shares shares	Apr. 30, 2025 shares	Dec. 23, 2024 shares	Oct. 02, 2024 shares	Sep. 05, 2024 shares	Sep. 04, 2024 shares	Jan. 19, 2024 shares	Jan. 08, 2019 USD ($) $ / shares shares
Share Capital [Line Items]
Shareholder, ordinary shares			156,250
Gross proceeds (in Dollars) | $		$ 403,200
Valid period		3 years
Reverse share split						1-for-8
Conversion of shares (in Dollars) | $					$ 18,653,115
Class A Ordinary Shares [Member]
Share Capital [Line Items]
Number of ordinary shares issued								799
Re-designated ordinary shares			1,225,000
Number of ordinary shares issued for advisory fee							625
Number of ordinary shares		1
Authorized share capital						1,225,000
Number of voting rights				one
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Share Capital [Line Items]
Number of ordinary shares issued										17,834
Purchase of additional ordinary shares									1,247
Class B Ordinary Shares [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share) | $ / shares						$ 0.008
Re-designated ordinary shares			25,000
Authorized share capital						25,000
Number of voting rights				twenty
British Virgin Islands [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share) | $ / shares													$ 1
Powell Max [Member]
Share Capital [Line Items]
Number of ordinary shares issued			156,250
Powell Max [Member] | Ordinary Shares [Member]
Share Capital [Line Items]
Number of ordinary shares issued			6,250,000
Par value per share (in Dollars per share) | $ / shares			$ 0.008
Surrendered ordinary shares			6,093,750
Authorized share capital			6,250,000
Bliss On [Member]
Share Capital [Line Items]
Number of ordinary shares issued												625
Bliss On [Member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Number of ordinary shares issued											7,473
Conversion of shares (in Dollars) | $	$ 25,000
Bliss On [Member] | Class B Ordinary Shares [Member]
Share Capital [Line Items]
Conversion of shares (in Dollars) | $	$ 25,000
SEPA [Member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Number of ordinary shares issued				38,727
Promissory Notes [Member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Number of ordinary shares issued				21,486
Private Placement [Member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Number of ordinary shares issued		20,000
Warrants [member]
Share Capital [Line Items]
Number of ordinary shares issued		60,000
Par value per share (in Dollars per share) | $ / shares		$ 0.0001
Ordinary Shares [Member]
Share Capital [Line Items]
Authorized share capital (in Dollars) | $													$ 625
Number of ordinary shares issued													625
Par value per share (in Dollars per share) | $ / shares			$ 0.0001
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Number of ordinary shares issued			156,250
Re-designated ordinary shares				131,250
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Share Capital [Line Items]
Re-designated ordinary shares				25,000
Ordinary Shares [Member] | Bottom of range [member]
Share Capital [Line Items]
Authorized share capital (in Dollars) | $			$ 625
Number of ordinary shares issued			625
Par value per share (in Dollars per share) | $ / shares			$ 1
Ordinary Shares [Member] | Top of range [member]
Share Capital [Line Items]
Authorized share capital (in Dollars) | $			$ 625
Number of ordinary shares issued			6,250,000